Acquisitions and divestitures - Acquisitions (Details) € in Thousands				12 Months Ended
	Dec. 22, 2016 EUR (€)	Aug. 05, 2015 EUR (€)	Jul. 16, 2015 EUR (€)	Dec. 31, 2017 EUR (€) segment	Dec. 31, 2015 EUR (€)	Aug. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Business Acquisition [Line Items]
Goodwill				€ 490,455	€ 490,360		€ 490,503
Acquisition-related costs					800
Number of operating segments | segment				3
Business Acquisition, Pro Forma Information [Abstract]
Revenue					494,387
Net loss					(39,359)
Rheinfabrik, Myhotelshop NV, And Base7booking Acquisitions
Business Acquisition [Line Items]
Goodwill					2,600
Base7 and Myhotelshop
Business Acquisition [Line Items]
Redeemable noncontrolling interest					(2,200)
Revenue of acquiree					1,400
Operating losses of acquiree					€ 500
Myhotelshop N.V.
Business Acquisition [Line Items]
Percentage of equity interest acquired			61.30%
Cash purchase consideration			€ 600
Base7booking.com
Business Acquisition [Line Items]
Percentage of equity interest acquired	47.70%	52.30%
Cash purchase consideration		€ 2,100
Business Acquisition, Pro Forma Information [Abstract]
Payments to acquire businesses	€ 900
tripl GmbH
Business Acquisition [Line Items]
Total purchase consideration						€ 700